INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory, Net [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2022	2021

Raw materials	2,201	2,667
Work-in-progress	2,468	1,867
Finished goods	461	359

	5,130	4,893

During the years ended December 31, 2022, 2021 and 2020, the Company recorded inventory write-offs in the amounts of $49, $530 and $588, respectively. Such write-offs were included in cost of revenues.